UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
November 30, 2025

WESTERN ASSET
MANAGED MUNICIPALS
FUND INC. (MMU)

Fund objective
The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax* as is consistent with preservation of capital.

When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The Fund seeks to achieve its objective by investing primarily in long-term investment grade municipal debt securities issued by state and local governments, political subdivisions, agencies and public authorities (municipal obligations). Under normal market conditions, the Fund will invest at least 80% of its total assets in municipal obligations rated investment grade at the time of investment.
What’s inside

* Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II
Western Asset Managed Municipals Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund Inc. for the six-month reporting period ended November 30, 2025. Please read on for Fund performance information during the Fund’s reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
December 31, 2025
Western Asset Managed Municipals Fund Inc.

III

Performance review
For the six months ended November 30, 2025, Western Asset Managed Municipals Fund Inc. returned 7.11% based on its net asset value (NAV)i and 7.85% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexii, returned 5.16% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.
During this six-month period, the Fund made distributions to shareholders totaling $0.33 per share. As of November 30, 2025, the Fund estimates that 63% of the distributions were sourced from net investment income and 37% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of November 30, 2025. Past performance is no guarantee of future results.

Performance Snapshot as of November 30, 2025 (unaudited)
Price Per Share	6-Month Total Return**
$11.10 (NAV)	7.11%†
$10.35 (Market Price)	7.85%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset Managed Municipals Fund Inc.

Looking for additional information?
The Fund is traded under the symbol “MMU” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XMMUX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset Managed Municipals Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
December 31, 2025
RISKS: The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, including interest rate risk, credit risk, leveraging risk and management risk. As interest rates rise, the price of fixed income investments declines. Lower rated, higher-yielding bonds, known as “high yield” or “junk” bonds, are subject to greater liquidity and credit risk than higher-rated investment grade securities. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may make significant investments in derivative instruments. Derivative instruments can be illiquid, may disproportionately increase losses and could have a potentially large impact on Fund performance. The Fund may enter into tender option bond (“TOB”) transactions, which expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that
Western Asset Managed Municipals Fund Inc.

V

Performance review (cont’d)
the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. To the extent the Fund invests in securities of other investment companies, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Leverage may result in greater volatility of NAV and market price of common shares and increases a shareholder’s risk of loss. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset Managed Municipals Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

30%
25%
20%
15%
10%
5%
0%
As of November 30, 2025
As of May 31, 2025
24.4
25.4
23.2
22.6
11.1
11.0
8.6
8.4
7.8
7.6
7.3
7.4
5.6
5.5
4.3
4.2
2.6
2.5
1.6
2.1
0.8
0.8
0.6
0.6
0.3
0.3
1.8
1.6
Transportation
Industrial revenue
Special tax obligation
Health care
Leasing
Water & sewer
Local general obligation
State general obligation
Education
Power
Other
Pre-refunded/
escrowed to maturity
Housing
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of November 30, 2025, and May 31, 2025. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 140.6%
Alabama — 3.9%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$710,000	$714,229 (a)(b)
Series D, Refunding	5.000%	8/1/35	2,250,000	2,439,917 (a)(b)
Series D, Refunding	5.000%	8/1/35	500,000	543,356
Series D-1, Refunding	5.500%	2/1/29	1,050,000	1,112,922 (a)(b)
Series F	5.500%	12/1/28	2,250,000	2,379,066 (a)(b)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	900,000	912,513 (c)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,583,138
Warrants, Series 2024, Refunding	5.250%	10/1/49	3,500,000	3,640,598
Warrants, Series 2024, Refunding	5.500%	10/1/53	2,110,000	2,224,024
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	1,670,000	1,622,070 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	1,250,000	1,168,146 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	2,000,000	2,164,798
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	3,050,000	3,236,259 (a)(b)
Total Alabama				23,741,036
Alaska — 0.7%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B, Refunding	5.000%	12/1/38	750,000	791,143
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	1,300,000	1,323,034 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	750,000	630,710
Asset Backed Senior Bonds, Series A, Class 1, Refunding	4.000%	6/1/41	1,690,000	1,571,388
Total Alaska				4,316,275
Arizona — 5.0%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, Series F, Refunding, SD Credit Program	5.000%	7/1/52	725,000	726,507
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	$1,750,000	$1,757,940 (a)(b)
Intel Corp. Project	4.100%	6/15/28	1,300,000	1,303,185 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	3,400,000	3,452,118 (a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	1,225,000	1,226,452 (d)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	774,843
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,099,795
Series 2007	5.000%	12/1/32	12,000,000	13,069,206
Series 2007	5.000%	12/1/37	5,500,000	5,973,664
Total Arizona				30,383,710
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	1,050,000	1,071,313 (c)
California — 17.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	2,650,000	2,746,340
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,250,000	2,285,731
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	850,000	868,734 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	8,500,000	8,946,006 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	3,100,000	3,256,782 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	1,500,000	1,594,437 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	7,400,000	7,962,780 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	3,200,000	3,532,894 (a)(b)
California State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	500,000	504,440
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,400,000	4,426,836 (c)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	13,500,000	13,500,058 (c)(d)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Folsom Cordova, CA, USD:
School Facilities Improvement District No 4, GO, Series A, Refunding	5.000%	10/1/37	$1,730,000	$2,042,870
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/37	2,175,000	2,568,349
School Facilities Improvement District No 5, GO, Series B, Refunding	5.000%	10/1/38	1,795,000	2,097,504
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/36	800,000	816,008 (c)
Los Angeles International Airport, Subordinated, Series C, Refunding	4.000%	5/15/37	500,000	506,726 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/38	500,000	518,719 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	4.000%	5/15/49	2,000,000	1,814,003 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/42	2,000,000	2,031,443
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series A	5.000%	7/1/48	2,000,000	2,023,548
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	4,187,913
Series B	7.000%	11/1/34	2,490,000	3,040,205
Series B	6.500%	11/1/39	8,000,000	9,851,878
Series C	6.500%	11/1/39	2,000,000	2,462,970
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	545,000	586,935
Community Facilities District No 2003-1	5.750%	9/1/52	1,400,000	1,461,913
Community Facilities District No 2023-1	5.625%	9/1/53	1,070,000	1,113,915
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/46	1,500,000	1,535,941 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Unrefunded	5.000%	5/1/47	10,635,000	10,677,147 (c)
SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/47	1,500,000	1,519,390 (c)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/39	$500,000	$514,588
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	800,000	801,637
Tulare, CA, Sewer Revenue, Refunding, AG	5.000%	11/15/41	2,000,000	2,002,289
Total California				103,800,929
Colorado — 5.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.750%	12/1/46	1,000,000	1,000,337
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,619,012
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	1,300,000	1,304,045 (a)(b)
Commonspirit Health Project, Series A-2, Refunding	4.000%	8/1/49	2,500,000	2,192,847
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	2,200,000	2,194,409
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	800,000	795,442
Denver, CO, Airport System Revenue, Subordinated, Series B, Refunding	5.250%	11/15/34	3,000,000	3,420,298 (c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	15,700,000	19,204,190
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,750,000	1,918,022 (d)
Total Colorado				33,648,602
Connecticut — 0.3%
Connecticut State, GO, Series A	4.000%	4/15/37	500,000	509,124
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	1,150,000	1,166,239 (d)
Total Connecticut				1,675,363
Delaware — 0.1%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	487,447
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — 1.1%
District of Columbia Revenue:
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	$800,000	$817,298
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	2,803,145
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/29	1,500,000	1,609,569 (c)
Series A, Refunding	5.000%	10/1/30	1,500,000	1,637,176 (c)
Total District of Columbia				6,867,188
Florida — 6.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	1,600,000	1,604,206 (c)
Series A	5.000%	10/1/45	1,000,000	995,727 (c)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	400,000	427,422 (c)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	3,820,000	3,814,922 (c)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	900,000	834,323
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue:
Priority Subordinated, Series A	5.000%	10/1/42	500,000	505,519 (c)
Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,506,554 (c)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	1,250,000	1,267,889 (c)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,022,311
Miami-Dade County, FL, Expressway Authority, Series A, Refunding	5.000%	7/1/40	9,000,000	9,038,506
Miami-Dade County, FL, Seaport Revenue:
Senior Bonds, Series A, Refunding	5.000%	10/1/47	2,000,000	2,030,230 (c)
Senior Bonds, Series A, Refunding	5.250%	10/1/52	2,500,000	2,557,745 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	200,000	203,291 (d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	1,300,000	1,327,324
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	1,150,000	1,120,135
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	$750,000	$750,554
Jupiter Medical Center Project, Series A	5.000%	11/1/52	2,850,000	2,800,518
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	650,000	579,307
Pasco County, FL, Capital Improvement, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series A, AG	5.750%	9/1/54	2,175,000	2,340,505
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	1,000,000	1,009,738
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	795,000	764,284 (d)
Total Florida				38,501,010
Georgia — 1.5%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A, Refunding	5.000%	4/1/50	1,250,000	1,270,811
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	1,150,000	1,194,761
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	750,000	769,890
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	1,295,000	1,296,402
Project One, Series A, Refunding	5.000%	1/1/50	1,250,000	1,271,866
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	1,450,000	1,477,370
Series C	5.000%	9/1/30	1,600,000	1,708,184 (a)(b)
Total Georgia				8,989,284
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	1,230,000	1,246,455
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	2,000,000	1,729,476
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Hawaii — continued
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	$700,000	$821,349
Total Hawaii				2,550,825
Idaho — 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,107,590
Illinois — 16.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	2,000,000	1,991,019
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,013,326
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	100,017
Dedicated, Series G, Refunding	5.000%	12/1/44	750,000	687,344
Dedicated, Series H	5.000%	12/1/36	500,000	498,284
Dedicated, Series H	5.000%	12/1/46	5,400,000	4,855,607
Series D	5.000%	12/1/46	8,435,000	7,584,638
Chicago, IL, GO:
Series A	5.500%	1/1/35	1,000,000	1,036,592
Series A	5.500%	1/1/49	1,000,000	988,005
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,250,000	1,250,712
General Senior Lien, Series C, Refunding	5.000%	1/1/44	2,500,000	2,551,554 (c)
Senior Lien, Series D	5.000%	1/1/47	500,000	502,887
Senior Lien, Series D	5.000%	1/1/52	500,000	501,760
Series C, Refunding	5.000%	1/1/43	750,000	769,556 (c)
TrIPS Obligated Group	5.000%	7/1/48	900,000	897,493 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,250,000	1,254,478
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	514,508
Second Lien, Series A, Refunding	4.000%	12/1/55	1,900,000	1,695,875
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	2,700,000	2,717,928
Second Lien, Series A, AG	5.250%	1/1/53	500,000	524,172
Second Lien, Series B, Refunding	5.000%	1/1/38	1,500,000	1,526,019
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	1,872,075
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/33	1,290,000	1,333,429
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/37	$3,610,000	$3,705,060
Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/38	2,000,000	2,044,702
Cook County, IL, Sales Tax Revenue, Series A, Refunding	4.000%	11/15/41	2,500,000	2,455,927
Illinois State Finance Authority Revenue:
Northshore University Healthsystem, Series A, Refunding	4.000%	8/15/40	2,400,000	2,355,050
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	2,100,000	2,167,589 (a)(b)(c)(d)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	478,377
Illinois State Sports Facilities Authority Revenue:
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/28	750,000	783,776
Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	265,538
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	4,000,000	3,717,822
Illinois State, GO:
Series 2016	5.000%	1/1/33	2,000,000	2,002,951
Series 2016	5.000%	11/1/33	3,000,000	3,047,089
Series 2016, Refunding	5.000%	2/1/29	2,100,000	2,147,021
Series A	5.000%	3/1/34	2,000,000	2,174,322
Series A	5.000%	5/1/36	940,000	971,630
Series A	5.000%	3/1/37	750,000	800,855
Series A	5.000%	5/1/39	2,600,000	2,662,565
Series A	5.000%	3/1/46	2,250,000	2,296,922
Series A, Refunding	5.000%	10/1/29	5,095,000	5,380,072
Series A, Refunding	5.000%	10/1/30	500,000	527,552
Series C	5.000%	12/1/41	4,000,000	4,236,066
Series D	5.000%	11/1/27	2,400,000	2,492,543
Series D	5.000%	11/1/28	750,000	778,207
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	3,500,000	3,279,943
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,500,000	1,316,576
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	$8,150,000	$8,116,500
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,500,000	1,528,471
McCormick Place Expansion Project, Series B-1, Refunding, AG	0.000%	6/15/47	3,000,000	1,097,267
Total Illinois				101,497,671
Indiana — 1.6%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	2,250,000	2,091,050
Marion General Hospital, Series A	4.000%	7/1/45	1,200,000	1,124,708
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	1,150,000	1,187,071
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	1,946,366
Courthouse and Jail Project, Series A	5.000%	2/1/54	850,000	863,599
Valparaiso, IN, Exempt Facilities Revenue:
Pratt Paper LLC Project, Refunding	4.500%	1/1/34	1,200,000	1,237,878 (c)(d)
Pratt Paper LLC Project, Refunding	4.875%	1/1/44	1,500,000	1,512,932 (c)(d)
Total Indiana				9,963,604
Iowa — 0.1%
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	750,000	640,393
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AG	5.000%	12/1/45	1,000,000	1,012,431
Kentucky State PEA, Gas Supply Revenue, Series A, Refunding	5.250%	12/1/29	1,200,000	1,279,005 (a)(b)
Total Kentucky				2,291,436
Louisiana — 2.3%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AG	5.000%	4/1/43	2,500,000	2,526,444 (c)
Shreveport, LA, Water & Sewer Revenue, Refunding, AG	5.000%	12/1/34	2,080,000	2,082,859
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	2,250,000	2,236,430 (a)(b)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Louisiana — continued
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	$4,650,000	$4,626,615 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,500,000	2,506,116 (a)(b)
Total Louisiana				13,978,464
Maryland — 0.6%
Maryland State EDC, Senior Student Housing Revenue:
Morgan State University Project	4.000%	7/1/40	500,000	479,312
Morgan State University Project	5.000%	7/1/50	1,150,000	1,152,789
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	1,845,000	1,736,722
Total Maryland				3,368,823
Massachusetts — 2.6%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	1,800,000	1,811,184
International Charter School, Refunding	5.000%	4/15/40	1,875,000	1,874,946
Northeastern University Issue, Refunding	5.000%	10/1/44	2,750,000	2,931,666
UMass Boston Student Housing Project	5.000%	10/1/48	950,000	898,458
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	5.000%	7/1/49	1,500,000	1,515,329 (c)
Series A, Refunding	5.000%	7/1/36	1,700,000	1,783,175 (c)
Series E	5.000%	7/1/46	5,000,000	5,102,488 (c)
Total Massachusetts				15,917,246
Michigan — 2.8%
Great Lakes, MI, Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C	5.250%	7/1/53	2,000,000	2,115,218
Great Lakes, MI, Water Authority, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/38	1,000,000	1,121,965
Senior Lien, Series A	5.000%	7/1/46	6,790,000	6,826,881
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,017,833 (c)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Act 38 Facilities, Senior Green Bonds	5.500%	2/28/57	1,000,000	1,048,548
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	90,000	89,763
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — continued
Michigan State HFA Revenue:
Ascension Health Senior Credit Group Project Bonds, Series F4, Refunding	5.000%	11/15/47	$865,000	$949,272 (e)
Ascension Health Senior Credit Group Project Bonds, Series F4, Unrefunded	5.000%	11/15/47	2,135,000	2,176,359
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,800,000	1,802,241 (c)
Total Michigan				17,148,080
Missouri — 0.3%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Series A	5.000%	2/1/42	150,000	150,528
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	1,600,000	1,625,374
Total Missouri				1,775,902
Nebraska — 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	2,000,000	1,908,251
New Hampshire — 1.9%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	950,000	956,263
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	4,900,000	5,499,408
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	4,750,000	4,798,588
Total New Hampshire				11,254,259
New Jersey — 7.8%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,000,913 (c)
Private Activity-The Goethals Bridge Replacement Project, AG	5.125%	7/1/42	2,500,000	2,502,660 (c)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	479,526
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	3,500,000	3,552,763 (c)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,101,776
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.250%	9/15/29	$3,530,000	$3,534,608 (c)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,032,000
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,500,000	1,507,885
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/39	2,125,000	2,270,160
Transportation Program, Series AA	5.000%	6/15/50	1,195,000	1,338,567 (e)
Transportation Program, Series AA, Refunding	5.000%	6/15/36	4,000,000	4,431,654
Transportation Program, Series AA, Refunding	5.000%	6/15/38	3,000,000	3,318,473
Transportation Program, Series AA, Refunding	5.000%	6/15/42	600,000	649,380
Transportation Program, Series AA, Unrefunded	5.000%	6/15/50	4,325,000	4,434,456
Transportation Program, Series BB	4.000%	6/15/36	2,250,000	2,286,030
Transportation Program, Series BB	5.000%	6/15/44	2,000,000	2,046,265
Transportation System, Series A, Refunding	5.000%	12/15/28	1,050,000	1,122,034
Transportation System, Series A, Refunding	4.250%	6/15/40	750,000	756,792
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	4,000,000	4,272,467
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	800,000	802,597
Total New Jersey				47,441,006
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	2,200,000	2,356,339 (a)(b)
New York — 23.6%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	4.000%	10/1/45	1,250,000	1,200,836
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	1,250,000	1,271,638 (a)(b)
MTA, NY, Dedicated Tax Fund Revenue:
Green Bonds, Series A	5.000%	11/15/47	2,000,000	2,015,727
Green Bonds, Subseries B-1, Refunding	4.000%	11/15/54	4,600,000	4,265,419
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	500,000	500,569
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,750,000	1,931,092
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series E, Refunding	4.000%	11/15/45	$1,750,000	$1,611,114
Series A-2	5.000%	5/15/30	2,300,000	2,490,107 (a)(b)
Series B, Refunding	5.000%	11/15/37	250,000	253,348
Series C-1, Refunding	5.000%	11/15/33	350,000	356,350
New York City, NY, GO:
Series A	5.000%	8/1/51	2,500,000	2,565,590
Subseries A-1	4.000%	8/1/40	1,250,000	1,247,633
Subseries A-1	5.000%	8/1/47	2,070,000	2,121,700
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Refunding	4.000%	3/1/45	900,000	841,158
Yankee Stadium Project, Refunding, AG	4.000%	3/1/45	750,000	716,079
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,000,000	2,007,643
Second General Resolution Fiscal 2018, Series CC	5.000%	6/15/48	600,000	608,332
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	5,800,000	5,341,850
Second General Resolution Fiscal 2023, Series AA, Subseries AA-1	5.250%	6/15/52	2,020,000	2,142,408
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Series F, Subseries F-1	5.000%	2/1/47	10,250,000	10,575,482
Subordinated, Subseries F-1	5.000%	5/1/42	3,000,000	3,048,555
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	2,500,000	2,298,595
Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	5,000	5,329 (e)
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 4, Series A	5.000%	3/15/45	1,000,000	1,022,183
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3, Series B, Refunding	5.000%	2/15/41	5,000	5,203 (e)
Bidding Group 3, Series B, Refunding	5.000%	2/15/43	5,000	5,203 (e)
Bidding Group 3, Series B, Unrefunded	5.000%	2/15/41	2,990,000	3,052,228
Bidding Group 4, Series A, Refunding	4.000%	3/15/45	2,475,000	2,362,329
Bidding Group 4, Series A, Refunding	4.000%	3/15/46	7,240,000	6,755,865
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Bidding Group 4, Series D, Refunding	4.000%	2/15/40	$3,100,000	$3,116,670
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	2,240,000	2,240,008 (d)
7 World Trade Center Project, Class 2, Refunding	3.250%	9/15/52	5,000,000	3,712,265
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,785,693
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	4,000,000	3,762,927
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	515,698 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	650,000	668,677 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,750,000	1,795,444 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	2,750,000	3,036,276 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	2,200,000	2,311,935 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	1,750,000	1,651,153 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	2,150,000	2,236,591 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	6,600,000	6,623,581 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.125%	6/30/60	5,250,000	5,279,053 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/41	2,160,000	2,110,937
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	850,000	872,616 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	2,000,000	1,909,670 (c)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	$850,000	$555,721 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,550,000	1,550,129 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	11,850,000	11,820,831 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	3,250,000	3,037,634
Port Authority of New York & New Jersey Revenue:
Consolidated Series 218	4.000%	11/1/47	2,600,000	2,368,709 (c)
Consolidated Series 221	4.000%	7/15/45	1,000,000	926,104 (c)
Consolidated Series 221	4.000%	7/15/55	1,000,000	885,873 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	250,000	256,074
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	8,950,000	9,236,902
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	1,950,000	2,004,394
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/56	2,000,000	1,824,692
MTA Bridges & Tunnels, Senior Lien, Series A-1, Refunding	5.000%	5/15/51	2,500,000	2,579,522
Total New York				143,295,344
North Carolina — 0.8%
North Carolina State Medical Care Commission, Retirement Facilities Revenue:
The Forest at Duke Project	4.000%	9/1/41	500,000	457,268
The Forest at Duke Project	4.000%	9/1/46	715,000	600,145
The Forest at Duke Project	4.000%	9/1/51	1,000,000	801,168
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding	5.000%	7/1/47	1,500,000	1,503,745
Series A, Refunding	5.000%	7/1/51	1,500,000	1,502,848
Total North Carolina				4,865,174
North Dakota — 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	3,550,000	2,730,519
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Ohio — 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$3,425,000	$2,889,083
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	1,950,000	1,859,052 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	720,000	720,392 (c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	2,650,000	2,415,578 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	1,300,000	1,320,996 (a)(b)(c)
Port of Greater Cincinnati Development Authority Revenue, OH, Tax-Exempt Parking Revenue, 3CDC Obligated Group Parking Facilities, Series A, Refunding, AG	5.000%	12/1/60	1,250,000	1,262,822 (f)
Total Ohio				10,467,923
Oklahoma — 0.3%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,500,000	1,730,994 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	185,000	207,828 (c)
Total Oklahoma				1,938,822
Oregon — 0.9%
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,100,000	3,123,082 (a)(b)
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,600,000	2,606,589
Total Oregon				5,729,671
Pennsylvania — 6.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	500,000	493,061
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/32	250,000	262,342
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/29	225,000	225,128
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/30	775,000	775,446
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding, County GTD	4.750%	5/1/53	$2,000,000	$2,012,750
Series B, Refunding, County GTD	4.750%	5/1/57	2,500,000	2,517,886
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,537,762
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,007,477 (a)(b)
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	2,200,000	2,217,556 (a)(b)
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	850,000	908,780 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	2,000,000	2,094,443 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	7,200,000	7,323,577 (c)
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B	5.000%	12/1/53	2,900,000	3,042,197
Pennsylvania State Turnpike Commission Revenue:
Series A-2	5.000%	12/1/48	2,000,000	2,046,889
Series B	5.000%	12/1/45	2,000,000	2,093,112
Series B, Refunding	5.250%	12/1/47	1,500,000	1,608,311
Series C, Refunding	4.000%	12/1/51	2,000,000	1,835,459
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	500,000	498,147 (d)
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	261,392
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	521,143
Philadelphia, PA, SD, GO, Series A, State Aid Withholding	5.000%	9/1/33	1,755,000	1,758,067
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	800,000	814,921
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	$2,280,000	$2,316,887
Total Pennsylvania				40,172,733
Puerto Rico — 5.6%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/37	1,840,000	1,914,279 (d)
Senior Lien, Series A, Refunding	5.000%	7/1/47	4,700,000	4,626,602 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	78,612	56,677
Restructured, Series A-1	5.625%	7/1/27	67,418	68,969
Restructured, Series A-1	5.625%	7/1/29	66,323	70,418
Restructured, Series A-1	5.750%	7/1/31	64,420	70,964
Restructured, Series A-1	4.000%	7/1/33	61,087	61,050
Restructured, Series A-1	4.000%	7/1/35	1,209,908	1,201,880
Restructured, Series A-1	4.000%	7/1/37	4,065,000	3,908,183
Restructured, Series A-1	4.000%	7/1/41	629,073	581,705
Restructured, Series A-1	4.000%	7/1/46	66,635	59,291
Subseries CW	0.000%	11/1/43	234,690	150,495 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	887,000	841,064
CAB, Restructured, Series A-1	0.000%	7/1/46	7,830,000	2,670,012
Restructured, Series A-1	4.550%	7/1/40	300,000	299,303
Restructured, Series A-1	4.750%	7/1/53	1,230,000	1,170,962
Restructured, Series A-1	5.000%	7/1/58	3,870,000	3,773,118
Restructured, Series A-2	4.329%	7/1/40	8,290,000	8,085,911
Restructured, Series A-2A	4.550%	7/1/40	4,600,000	4,589,308
Total Puerto Rico				34,200,191
Rhode Island — 0.2%
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
RI Properties LLC, Senior Series A, AG	5.000%	7/1/50	400,000	404,564
RI Properties LLC, Senior Series A, AG	5.000%	7/1/55	500,000	503,796
Total Rhode Island				908,360
South Carolina — 1.0%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.587%	3/1/31	1,250,000	1,303,065 (a)(b)
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
South Carolina — continued
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	$2,550,000	$2,392,322
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	500,000	517,563 (c)
Series 2018	5.000%	7/1/48	1,750,000	1,763,813 (c)
Total South Carolina				5,976,763
South Dakota — 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	700,000	711,478
Tennessee — 1.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	3,250,000	3,034,794
Knox County, TN, Health, Educational & Housing Facility Board Revenue, University Health System Inc., Series A	5.000%	9/1/40	1,550,000	1,574,395
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	2,250,000	2,357,170
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	1,000,000	1,013,796
Total Tennessee				7,980,155
Texas — 9.8%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Refunding	5.875%	6/15/65	1,250,000	1,266,332 (d)
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	252,571
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AG	5.000%	2/15/48	1,600,000	1,626,251
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	2,000,000	2,032,919 (c)
Series B	5.000%	11/15/39	3,270,000	3,399,507 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	4,320,000	3,936,933
Central Texas Turnpike System Revenue:
Series C, Refunding	5.000%	8/15/41	750,000	815,769
Series C, Refunding	5.000%	8/15/42	1,000,000	1,076,388
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	$3,100,000	$2,918,331
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	504,412
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/34	1,555,000	1,686,585 (c)
First Lien, Series A	5.250%	8/1/35	1,250,000	1,368,504 (c)
First Lien, Series A	5.250%	8/1/37	1,250,000	1,352,478 (c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Series A, B and C	5.500%	10/1/36	6,000,000	6,402,790
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	1,650,000	1,828,298 (a)(b)
Harris County, TX, GO, Certificates of Obligation	4.000%	9/15/49	4,750,000	4,507,698
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	1,650,000	1,575,569
Houston, TX, GO, Series A	4.125%	3/1/51	1,200,000	1,128,083
Houston, TX, Airport System Revenue:
Series B-1	5.000%	7/15/30	6,500,000	6,502,541 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	2,100,000	1,911,612 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/40	2,000,000	1,942,445 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	750,000	715,881 (c)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,000,067
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	2,250,000	2,112,424
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	160,000	161,962 (c)
Series 2017	5.000%	11/1/36	160,000	161,563 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	800,000	831,673 (a)(b)(c)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AG	5.000%	4/1/46	750,000	750,028
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/51	1,300,000	1,029,714
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Port Beaumont, TX, Navigation District Dock and Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	$400,000	$269,886 (c)(d)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/42	2,500,000	2,433,552
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	1,650,000	1,735,022 (c)
Total Texas				59,237,788
Utah — 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	5,250,000	5,318,967 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	250,474
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,000,934
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/39	1,250,000	1,204,678
Series 2021	4.000%	10/15/36	100,000	97,887
Series 2021	4.000%	10/15/38	500,000	482,256
Total Utah				8,355,196
Virginia — 2.5%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	700,000	756,446
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	4.750%	7/1/53	1,250,000	1,266,242
Riverside Health System, Series 2023, AG	5.250%	7/1/53	500,000	521,729
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,400,000	1,415,309 (c)(e)
Series B, Refunding	5.000%	7/1/45	2,000,000	2,021,871 (c)(e)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	500,000	526,201
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	550,000	577,626
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	7/1/35	$3,000,000	$3,208,486 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,059,004 (c)
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,315,248 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	2,500,000	2,514,022 (c)
Total Virginia				15,182,184
Washington — 1.5%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	4.000%	4/1/44	1,000,000	928,594 (c)
Series 2022, Refunding	5.000%	8/1/41	3,250,000	3,434,274 (c)
Series C	5.000%	5/1/42	1,500,000	1,511,886 (c)
Washington State Health Care Facilities Authority Revenue:
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	500,000	491,808 (d)
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/45	1,200,000	1,107,389 (d)
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	1,500,000	1,523,402
Total Washington				8,997,353
West Virginia — 0.1%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	750,000	761,767 (a)(b)(c)
Wisconsin — 2.1%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,000,833 (c)
Public Finance Authority, WI, Revenue:
Cone Health, Series A	5.000%	10/1/52	2,000,000	2,036,039
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	700,000	697,250
Public Finance Authority, WI, Student Housing Revenue, University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	1,800,000	1,420,914 (d)
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/48	3,000,000	3,037,768
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	1,600,000	1,713,074
Total Wisconsin				12,905,878

Total Municipal Bonds (Cost — $845,636,148)				852,345,800
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 4.3%
New Jersey — 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$6,920,000	$7,337,954
New York — 3.1%
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	4.000%	3/15/45	8,480,000	8,093,958
New York State Urban Development Corp., State Sales Tax Revenue, Series A	5.000%	3/15/49	10,200,000	10,623,900
Total New York				18,717,858

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $25,995,035)				26,055,812
Total Investments before Short-Term Investments (Cost — $871,631,183)				878,401,612

Short-Term Investments — 2.7%
Municipal Bonds — 2.7%
Arizona — 0.7%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	1.900%	1/1/46	3,700,000	3,700,000 (h)(i)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	1.800%	2/1/48	460,000	460,000 (h)(i)
Total Arizona				4,160,000
District of Columbia — 0.5%
District of Columbia Revenue, Series A, LOC - TD Bank N.A.	2.750%	8/15/38	3,200,000	3,200,000 (h)(i)
Illinois — 0.2%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series D-1, LOC - TD Bank N.A.	1.750%	8/1/43	900,000	900,000 (h)(i)
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	1.800%	7/1/41	400,000	400,000 (h)(i)
Missouri — 0.8%
Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.800%	10/1/35	4,870,000	4,870,000 (h)(i)
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	2.810%	7/1/35	$1,200,000	$1,200,000 (h)(i)
New York — 0.0%††
MTA, NY, Transportation Revenue, Series E-1, LOC - Barclays Bank PLC	1.500%	11/15/50	100,000	100,000 (h)(i)
New York City, NY, GO, Subseries A-4, SPA - TD Bank N.A.	1.800%	9/1/49	100,000	100,000 (h)(i)
Total New York				200,000
Pennsylvania — 0.2%
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series B, LOC - TD Bank N.A.	1.800%	8/15/54	1,100,000	1,100,000 (h)(i)

Total Short-Term Investments (Cost — $16,030,000)				16,030,000
Total Investments — 147.6% (Cost — $887,661,183)				894,431,612
Variable Rate Demand Preferred Stock, at Liquidation Value — (46.9)%				(284,075,000)
TOB Floating Rate Notes — (2.3)%				(13,955,000)
Other Assets in Excess of Other Liabilities — 1.6%				9,676,762
Total Net Assets Applicable to Common Shareholders — 100.0%				$606,078,374

See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
November 30, 2025
 Western Asset Managed Municipals Fund Inc.
††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

 Western Asset Managed Municipals Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Statement of assets and liabilities (unaudited)
November 30, 2025

Assets:
Investments, at value (Cost — $887,661,183)	$894,431,612
Interest receivable	13,063,091
Dividends receivable from affiliated investments	90
Prepaid expenses	61,130
Total Assets	907,555,923
Liabilities:
Variable Rate Demand Preferred Stock ($25,000 liquidation value per share; 11,363 shares issued and outstanding) (net of deferred offering costs of $1,638,084) (Note 5)	282,436,916
TOB Floating Rate Notes (Note 1)	13,955,000
Distributions payable to Common Shareholders	2,976,727
Payable for securities purchased	1,253,900
Investment management fee payable	403,122
Interest expense payable	136,384
Due to custodian	102,517
Directors’ fees payable	3,831
Accrued expenses	209,152
Total Liabilities	301,477,549
Total Net Assets Applicable to Common Shareholders	$606,078,374
Net Assets Applicable to Common Shareholders:
Common stock par value ($0.001 par value; 54,618,848 shares issued and outstanding; 500,000,000 common shares authorized)	$54,619
Paid-in capital in excess of par value	643,331,664
Total distributable earnings (loss)	(37,307,909)
Total Net Assets Applicable to Common Shareholders	$606,078,374
Common Shares Outstanding	54,618,848
Net Asset Value Per Common Share	$11.10
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended November 30, 2025

Investment Income:
Interest	$19,270,567
Dividends from affiliated investments	614
Total Investment Income	19,271,181
Expenses:
Distributions to Variable Rate Demand Preferred Stockholders (Notes 1 and 5)	3,795,787
Investment management fee (Note 2)	2,417,849
Liquidity fees (Note 5)	1,103,073
Interest expense (Note 1)	217,586
Legal fees	132,026
Directors’ fees	93,036
Remarketing fees (Note 5)	72,203
Shareholder reports	53,450
Amortization of Variable Rate Demand Preferred Stock offering costs (Note 5)	42,603
Rating agency fees	42,574
Fund accounting fees	36,507
Transfer agent fees	28,746
Audit and tax fees	26,712
Stock exchange listing fees	13,163
Custody fees	2,925
Insurance	2,847
Miscellaneous expenses	14,058
Total Expenses	8,095,145
Less: Fee waivers and/or expense reimbursements (Note 2)	(19)
Net Expenses	8,095,126
Net Investment Income	11,176,055
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Unaffiliated Investment Transactions	(1,823,673)
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	31,077,029
Net Gain on Investments	29,253,356
Increase in Net Assets Applicable to Common Shareholders From Operations	$40,429,411
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended November 30, 2025 (unaudited) and the Year Ended May 31, 2025	November 30	May 31
Operations:
Net investment income	$11,176,055	$21,315,502
Net realized loss	(1,823,673)	(668,886)
Change in net unrealized appreciation (depreciation)	31,077,029	(23,405,196)
Increase (Decrease) in Net Assets Applicable to Common Shareholders From Operations	40,429,411	(2,758,580)
Distributions to Common Shareholders From (Note 1):
Total distributable earnings	(17,860,363)	(21,129,427)
Return of capital	—	(14,592,156)
Decrease in Net Assets From Distributions to Common Shareholders	(17,860,363)	(35,721,583)
Fund Share Transactions:
Cost of shares repurchased (0 and 35,441 shares repurchased, respectively) (Note 8)	—	(363,636)
Decrease in Net Assets From Fund Share Transactions	—	(363,636)
Increase (Decrease) in Net Assets Applicable to Common Shareholders	22,569,048	(38,843,799)
Net Assets Applicable to Common Shareholders:
Beginning of period	583,509,326	622,353,125
End of period	$606,078,374	$583,509,326
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Statement of cash flows (unaudited)
For the Six Months Ended November 30, 2025

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets applicable to common shareholders resulting from operations	$40,429,411
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of portfolio securities	(12,454,754)
Sales of portfolio securities	34,803,011
Net purchases, sales and maturities of short-term investments	(2,229,845)
Net amortization of premium (accretion of discount)	1,890,142
Increase in interest receivable	(276,885)
Decrease in prepaid expenses	44,890
Increase in dividends receivable from affiliated investments	(87)
Decrease in payable for securities purchased	(15,087,256)
Amortization of preferred stock offering costs	42,603
Decrease in investment management fee payable	(4,499)
Increase in Directors’ fees payable	3,831
Decrease in interest expense payable	(16,880)
Increase in accrued expenses	1,364
Net realized loss on investments	1,823,673
Change in net unrealized appreciation (depreciation) of investments	(31,077,029)
Net Cash Provided in Operating Activities*	17,891,690
Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(17,860,363)
Decrease in due to custodian	(31,327)
Net Cash Used by Financing Activities	(17,891,690)
Cash and restricted cash at beginning of period	—
Cash and restricted cash at end of period	—

*	Included in operating expenses is $235,229 paid for interest on borrowings and $3,795,787 paid for distributions to Variable Rate Demand Preferred Stockholders.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.
November 30, 2025
Cash	—
Restricted cash	—
Total cash and restricted cash shown in the Statement of Cash Flows	—
See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Financial highlights

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$10.68	$11.39	$11.52	$12.20	$14.19	$13.04
Income (loss) from operations:
Net investment income	0.20	0.39	0.35	0.42	0.47	0.53
Net realized and unrealized gain (loss)	0.55	(0.45)	0.03	(0.66)	(1.97)	1.15
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	—	—	(0.00)[3]	(0.02)	(0.00)[3]	(0.00)[3]
Total income (loss) from operations	0.75	(0.06)	0.38	(0.26)	(1.50)	1.68
Less distributions to common shareholders from:
Net investment income	(0.33)[4]	(0.38)	(0.37)	(0.40)	(0.48)	(0.53)
Net realized gains	—	—	—	—	(0.01)	—
Return of capital	—	(0.27)	(0.14)	(0.05)	—	—
Total distributions to common shareholders	(0.33)	(0.65)	(0.51)	(0.45)	(0.49)	(0.53)
Anti-dilutive impact of repurchase plan	—	0.00 [3,5]	0.00 [3,5]	—	—	—
Net increase from repurchase of Auction Rate Cumulative Preferred Shares	—	—	—	0.03	—	0.00 [3]
Net asset value, end of period	$11.10	$10.68	$11.39	$11.52	$12.20	$14.19
Market price, end of period	$10.35	$9.91	$9.93	$9.84	$11.13	$13.46
Total return, based on NAV[6,7]	7.11%	(0.68)%[8]	3.34%[9]	(1.78)%[10]	(10.86)%	13.09%[11]
Total return, based on Market Price[12]	7.85%	6.24%	6.23%	(7.61)%	(14.06)%	16.67%
Net assets applicable to common shareholders, end of period (millions)	$606	$584	$622	$500	$529	$615
Ratios to average net assets:[13]
Gross expenses	2.72%[14]	2.87%[8]	3.25%[9]	2.44%	1.34%	1.31%
Net expenses[15,16]	2.72 [14]	2.84 [8]	3.20 [9]	2.44	1.34	1.31
Net investment income	3.76 [14]	3.41 [8]	3.07 [9]	3.59	3.43	3.85
Portfolio turnover rate	1%	14%	17%	28%	22%	16%
See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

For a common share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
	2025[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Supplemental data:
Auction Rate Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	—	—	—	$1,300	$27,625	$27,625
Variable Rate Demand Preferred Stock at Liquidation Value, End of Period (000s)	$284,075	$284,075	$284,075	$217,575	$217,575	$217,575
Asset Coverage Ratio for Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[17]	313%	305%	319%	328%	316%	351%
Asset Coverage, per $25,000 Liquidation Value per Share of Auction Rate Cumulative Preferred Stock and Variable Rate Demand Preferred Stock[17]	$78,338	$76,352	$79,770	$82,084	$78,956	$87,754

See Notes to Financial Statements.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Financial highlights (cont’d)
[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended November 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[5]
The repurchase plan was completed at an average repurchase price of $10.26 for 35,441 shares and $363,636 for the year ended May 31, 2025, and $10.21 for 113,555 shares and $1,159,604 for the year ended May 31, 2024.

[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[8]
Ratios and total return for the year ended May 31, 2025, include certain non-recurring fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 2.87%, 2.84% and 3.41%, respectively, and total return based on NAV would have been (0.68)%.

[9]
Ratios and total return for the year ended May 31, 2024, include certain non-recurring fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios and the net investment income ratio would have been 3.09%, 3.04% and 3.23%, respectively, and total return based on NAV would have been 3.43%.

[10]
The total return based on NAV reflects the impact of the repurchase by the Fund of a portion of its Auction Rate
Cumulative Preferred Shares at 95% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been (2.04)%.

[11]
The total return based on NAV reflects the impact of the repurchase by the Fund of a portion of its Auction Rate
Cumulative Preferred Shares at 85% of the per share liquidation preference. Absent this transaction, the total return based on NAV would have been the same.

[12]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[13]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to auction rate cumulative preferred stockholders.
[14]	Annualized.
[15]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[16]	Reflects fee waivers and/or expense reimbursements.
[17]
Represents value of net assets plus the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, at the end of the period divided by the liquidation value of the auction rate cumulative preferred stock and variable rate demand preferred stock, if any, outstanding at the end of the period.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. When pursuing its investment objective, the Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$852,345,800	—	$852,345,800
Municipal Bonds Deposited in Tender Option Bond Trusts	—	26,055,812	—	26,055,812
Total Long-Term Investments	—	878,401,612	—	878,401,612
Short-Term Investments†	—	16,030,000	—	16,030,000
Total Investments	—	$894,431,612	—	$894,431,612

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations. For the six months ended November 30, 2025, the average
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
daily amount of floating rate notes outstanding was $13,955,000 and weighted average interest rate was 3.06%.
(c) Net asset value. The net asset value (“NAV”) of the Fund’s common stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to common stock by the total number of shares of common stock outstanding. For the purpose of determining the NAV per share of the common stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less the Fund’s liabilities including the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Variable Rate Demand Preferred Stock (“VRDPS”), net of deferred offering costs.
(d) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(e) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) Distributions to shareholders. Distributions to common shareholders from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the common shareholders of the Fund. Distributions to common shareholders of net realized gains, if any, are taxable and are declared at least annually. The actual source of the Fund’s current fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions to common shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Distributions to holders of VRDPS are accrued on a daily basis and paid monthly as described in Note 5 and are treated as an operating expense as required by GAAP. For tax purposes, the payments made to the holders of the Fund’s VRDPS are treated as dividends or distributions.
(h) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. For the purposes of calculating the investment management fee, the aggregate liquidation value of the Preferred Stock is not deducted in determining the Fund’s average daily net assets.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the six months ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $19, all of which was an affiliated money market fund waiver.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended November 30, 2025, such purchase and sale transactions (excluding accrued interest) were $14,400,000 and $15,985,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$12,454,754
Sales	34,803,011
At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$872,260,553	$25,737,560	$(17,521,501)	$8,216,059

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended November 30, 2025, the Fund did not invest in derivative instruments.
5. Variable rate demand preferred stock
On March 4, 2015, the Fund completed a private offering of 8,703 shares of Series 1 VRDPS. Net proceeds from the offering were used by the Fund to repurchase outstanding shares of Series M, Series T, Series W, Series TH and Series F ARCPS that had been accepted for

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

payment pursuant to the tender offer (see Note 6). Offering costs incurred by the Fund in connection with the Series 1 VRDPS issuance are being amortized to expense over the life of the VRDPS.
On October 16, 2023, the Fund issued and delivered for distribution to holders of shares of Western Asset Municipal Partners Fund Inc. Series 1 VRDPS newly-issued shares of the Fund’s Series 2 VRDPS. Offering costs incurred by the Fund in connection with the Series 2 VRDPS issuance are being amortized to expense over the life of the Series 2 VRDPS.
The table below summarizes the key terms of Series 1 and Series 2 of the VRDPS at November 30, 2025.

Series	Mandatory Redemption Date	Shares	Liquidation Preference Per Share	Aggregate Liquidation Value
Series 1	3/4/2045	8,703	$25,000	$217,575,000
Series 2	3/11/2045	2,660	25,000	66,500,000
The VRDPS shares are not listed on any securities exchange or automated quotation system. For financial reporting purposes, the VRDPS shares are considered debt of the Fund; therefore, the liquidation value, which approximates fair value of the VRDPS shares, is recorded as a liability on the Statement of Assets and Liabilities.
Holders of VRDPS have the right to tender their VRDPS shares for remarketing at a price equal to the liquidation preference amount plus all accumulated but unpaid dividends and at a date which is no earlier than the seventh day following delivery of the notice to the tender and paying agent. The VRDPS shares include a liquidity feature that allows VRDPS holders to have their shares purchased by the liquidity provider with whom the Fund has contracted in the event of a failed remarketing where purchase orders are not sufficient in number to be matched with the sale orders. The Fund is required to redeem the VRDPS shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. The Fund pays a monthly remarketing fee at the annual rate of 0.05% of the liquidation value of each VRDPS share outstanding on the first calendar day of the preceding calendar month. These fees are shown as remarketing fees on the Statement of Operations.
Holders of VRDPS are entitled to receive monthly cumulative cash dividends, payable on the first business day of each calendar month, at a variable rate set weekly by the remarketing agent. The dividend rate is generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate will reset to the maximum rate. The maximum rate is determined, in part, based upon the long-term rating assigned to the VRDPS. In the event the Fund fails to make a scheduled dividend payment, all outstanding shares of the VRDPS are subject to mandatory tender.
Subject to certain conditions, the VRDPS shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per share is equal to the liquidation value per share plus any accumulated but unpaid dividends. The Fund is required to redeem its VRDPS on the mandatory redemption dates, March 4, 2045 and March 11,
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
2045, for Series 1 and Series 2, respectively. In addition, the Fund is required to redeem certain of the VRDPS shares if the Fund fails to maintain certain asset coverage and rating agency guidelines.
The Fund is a party to a fee agreement with the liquidity provider that requires monthly payment of an annual liquidity fee. These fees are shown as liquidity fees on the Statement of Operations. The fee agreement between the Fund and the liquidity provider is scheduled to terminate on June 19, 2026. The Fund has the right, which is exercisable 120 to 90 days prior to the scheduled termination date, to request that the liquidity provider extend the term of the agreement for an additional period. The Fund may also terminate the agreement early. In the event the fee agreement is not renewed or is terminated in advance, and the Fund does not enter into a fee agreement with an alternate liquidity provider, the VRDPS will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The Fund is required to redeem any VRDPS purchased by the liquidity provider six months after the purchase date.
The VRDPS ranks senior to the Fund’s outstanding common stock and on parity with any other preferred stock. The Fund may not declare dividends or make other distributions on shares of its common stock unless the Fund has declared and paid full cumulative dividends on the VRDPS, due on or prior to the date of the common stock dividend or distribution, and meets the VRDPS asset coverage and rating agency requirements.
The holders of the VRDPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of VRDPS or the holders of common stock. Pursuant to the 1940 Act, holders of the VRDPS have the right to elect two Directors of the Fund, voting separately as a class.
The annualized dividend rate for the VRDPS shares for the six months ended November 30, 2025 was 2.695%.
6.  Auction rate cumulative preferred stock
As described below, all of the Fund’s remaining outstanding ARCPS were redeemed by the Fund during the year ended May 31, 2024.
On January 22, 2015, the Fund announced that it had commenced an issuer tender offer for up to 100% of its outstanding ARCPS at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends accrued through February 27, 2015, the expiration date of the tender offer.
The Fund’s tender offers were conditioned upon the Fund closing on the private offering of VRDPS with an aggregate liquidation preference at least equal to the aggregate liquidation preference of ARCPS accepted for tender.
On March 4, 2015, the Fund announced the final results for its issuer tender offer and all shares that were validly tendered and not withdrawn during the offering period were accepted for payment. The Fund accepted for payment 1,871 Series M ARCPS, 1,717 Series T ARCPS, 1,710 Series W ARCPS, 1,466 Series Th ARCPS and 1,939 Series F ARCPS, which represented 93.55% of outstanding Series M ARCPS, 85.85% of outstanding Series T

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

ARCPS, 85.50% of outstanding Series W ARCPS, 73.30% of outstanding Series Th ARCPS, and 96.95% of outstanding Series F ARCPS. In aggregate, the Fund accepted for payment 8,703 ARCPS, which represented 87.03% of the outstanding ARCPS. The ARCPS that were not tendered remained outstanding.
In September 2015, the Fund repurchased 14 Series W ARCPS in a private transaction at a price equal to 90% of the liquidation preference of $25,000 per share (or $22,500 per share), plus any unpaid dividends.
On November 27, 2018, the Fund repurchased 80 Series M and 80 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.
On January 23, 2019, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.
On November 20, 2019, the Fund repurchased 16 Series Th ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.
On November 17, 2020, the Fund repurchased 1 Series M ARCPS in a private transaction at a price equal to 85% of the liquidation preference of $25,000 per share (or $21,250 per share), plus any unpaid dividends.
On November 16, 2022, the Fund repurchased 2 Series M, 31 Series T, 17 Series W and 24 Series Th ARCPS in a private transaction at a price equal to 95% of the liquidation preference of $25,000 per share (or $23,750 per share), plus any unpaid dividends.
On March 1, 2023, the Fund repurchased 42 Series M, 234 Series T, 257 Series W, 397 Series Th and 49 Series F ARCPS in a private transaction at a price equal to 95% of the liquidation preference of $25,000 per share (or $23,750 per share), plus any unpaid dividends.
On October 5, 2023, the Fund redeemed 3 Series M ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.
On October 6, 2023, the Fund redeemed 18 Series T ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.
On October 10, 2023, the Fund redeemed 2 Series W ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.
On October 11, 2023, the Fund redeemed 17 Series Th ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.
On October 12, 2023, the Fund redeemed 12 Series F ARCPS at the liquidation preference value of $25,000, plus any accrued but unpaid dividends.
The difference between the liquidation preference of the ARCPS and the actual purchase price of the tendered ARCPS was recognized by the Fund in the Statement of Changes in
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Net Assets as an increase in net assets applicable to common shares resulting from the tender and repurchase of the ARCPS by the Fund.
The ARCPS’ dividends were cumulative at a rate determined at an auction and the dividend period was typically seven days. The dividend rate could not exceed a certain maximum rate, including in the event of a failed auction, unless the Board of the Fund authorized an increased maximum rate. To the extent capital gains and other taxable income were allocated to holders of ARCPS for tax purposes, the Fund would have likely had to pay higher dividends to holders of ARCPS to compensate them for the increased tax liability to them resulting from such allocation. Due to failed auctions experienced by the Fund’s ARCPS starting February 14, 2008, the Fund paid the applicable maximum rate, which was calculated using the higher of 110% of the taxable equivalent of the short-term municipal bond rate and 110% of the prevailing 30-days “AA” Financial Composite Commercial Paper Rate. The Fund may have paid higher maximum rates if the rating of the Fund’s ARCPS were to be lowered by the rating agencies.
The holders of the ARCPS had one vote per share and voted together with the holders of common stock of the Fund as a single class except on matters that affected only the holders of preferred stock or the holders of common stock. Pursuant to the 1940 Act, holders of the preferred stock had the right to elect two Directors of the Fund, voting separately as a class.
7. Distributions to common shareholders subsequent to November 30, 2025
The following distributions to common shareholders have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
11/20/2025	12/1/2025	$0.0545
12/23/2025	12/31/2025	$0.0545
1/23/2026	1/30/2026	$0.0545
2/20/2026	2/27/2026	$0.0545
8. Stock repurchase program
On November 16, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts.
During the six months ended November 30, 2025, the Fund did not repurchase any shares. During the year ended May 31, 2025, the Fund repurchased and retired 0.06% of its common shares outstanding under the repurchase plan. The weighted average discount per share on these repurchases was 11.80% for the year ended May 31, 2025. Shares repurchased and the corresponding dollar amount are included in the Statements of Changes in Net Assets. The anti-dilutive impact of these share repurchases is included in the Financial Highlights.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Since the commencement of the stock repurchase program through November 30, 2025, the Fund repurchased 148,996 shares or 0.27% of its common shares outstanding for a total amount of $1,523,240.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2025. The following transactions were effected in such company for the six months ended November 30, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,051,987	1,051,987	$1,051,987	1,051,987

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$614	—	—
10. Deferred capital losses
As of May 31, 2025, the Fund had deferred capital losses of $34,039,256, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and
Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Managed Municipals Fund Inc. 2025 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset Managed Municipals Fund Inc. was held on October 17, 2025 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of directors

Nominees	Common Shares and Preferred Shares, voting together, Voted FOR Election	Common Shares and Preferred Shares, voting together, WITHHELD	Common Shares and Preferred Shares, voting together, ABSTAIN	Preferred Shares, Voted FOR Election	Preferred Shares, WITHHELD	Preferred Shares, ABSTAIN
Nisha Kumar	—	—	—	11,363	0	0
Eileen A. Kamerick	46,097,583	1,817,438	365,046	—	—	—
Hillary A. Sale	46,101,766	1,813,747	364,554	—	—	—
At the Meeting, Mses. Kumar, Kamerick and Sale were each duly elected by the shareholders to serve as Class II Directors of the Fund until the 2028 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At November 30, 2025, in addition to Mses. Kumar, Kamerick and Sale, the other Directors of the Fund were as follows:
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Peter Mason
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended May 31, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
47,821,324	247,066	211,677	N/A
Western Asset Managed Municipals Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such

Western Asset Managed Municipals Fund Inc.

withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.
Western Asset Managed Municipals Fund Inc.

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Western Asset
Managed Municipals Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset Managed Municipals Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
MMU

Western Asset Managed Municipals Fund Inc.
Western Asset Managed Municipals Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset Managed Municipals Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90064-S 1/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Managed Municipals Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026